Borrowings (Schedule Of FHLB Advances With Pledged Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Borrowings [Abstract]
FHLB Advances	$ 3,117.6	$ 254.7
Pledged Assets	$ 6,783.1	$ 309.6